Fees Summary	Jun. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,793,000
Previously Paid Amount	0.00
Total Fee Amount	800.01
Total Offset Amount	0.00
Net Fee	800.01
Narrative - Max Aggregate Offering Price	$ 5,793,000
Final Prospectus	true